Nature of the Business (Details Narrative) - shares	Dec. 15, 2017	Jan. 10, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of common stock exchanged during period	52,732,969
MJ Real Estate Partners [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of common stock exchanged during period		1,800,000